Schedule of Investments (unaudited)	iShares® International Developed Real Estate ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 16.3%
Abacus Group	79,319	$57,314
Abacus Storage King	83,703	69,994
Arena REIT	56,294	142,892
BWP Trust	85,645	200,900
Centuria Industrial REIT	82,238	171,410
Centuria Office REIT	72,566	59,209
Charter Hall Long Wale REIT	103,362	241,772
Charter Hall Retail REIT	78,632	179,912
Charter Hall Social Infrastructure REIT	54,857	92,253
Cromwell Property Group	198,849	54,145
Dexus	169,908	783,370
Dexus Industria REIT	33,296	63,220
Goodman Group	294,596	6,801,069
GPT Group (The)	302,641	921,850
Growthpoint Properties Australia Ltd.	42,723	65,277
HealthCo REIT(a)	70,477	55,024
HomeCo Daily Needs REIT	273,935	228,293
Hotel Property Investments Ltd.	31,335	69,575
Ingenia Communities Group	58,943	203,256
Lifestyle Communities Ltd.(a)	17,152	101,387
Mirvac Group	622,590	876,611
National Storage REIT	213,826	347,001
Region RE Ltd.	181,957	270,936
Scentre Group	820,758	1,871,679
Stockland	378,094	1,141,999
Vicinity Ltd.	595,144	825,226
Waypoint REIT Ltd.	105,731	175,601
		16,071,175
Austria — 0.2%
CA Immobilien Anlagen AG(a)	5,359	175,153

Belgium — 2.7%
Aedifica SA	7,513	477,546
Ascencio	813	40,274
Care Property Invest NV	5,833	86,861
Cofinimmo SA	5,827	374,632
Home Invest Belgium SA, NVS	1,694	31,636
Montea NV	2,847	246,936
Retail Estates NV	1,927	131,466
Shurgard Self Storage Ltd.	4,894	191,339
VGP NV	1,580	171,188
Warehouses De Pauw CVA	27,029	732,193
Xior Student Housing NV	5,342	179,638
		2,663,709
Canada — 6.0%
Allied Properties REIT	19,991	239,634
Boardwalk REIT	6,421	362,755
Canadian Apartment Properties REIT	26,354	916,229
Chartwell Retirement Residences	37,830	375,382
Choice Properties REIT	43,603	437,720
Crombie REIT	16,728	165,263
Dream Industrial REIT	43,176	421,550
First Capital Real Estate Investment Trust	33,481	396,975
Granite REIT	9,957	535,045
H&R Real Estate Investment Trust	40,816	284,100
InterRent REIT	21,293	196,636
Killam Apartment REIT	18,407	247,044
NorthWest Healthcare Properties REIT	34,933	126,762
Prinmaris REIT	15,109	149,049
RioCan REIT	47,194	611,182
Security	Shares	Value

Canada (continued)
SmartCentres Real Estate Investment Trust	20,519	$356,387
StorageVault Canada Inc., NVS	37,133	126,139
		5,947,852
Finland — 0.3%
Citycon OYJ	14,215	62,601
Kojamo OYJ(b)	25,115	248,381
		310,982
France — 4.1%
ARGAN SA, NVS	1,931	157,817
Carmila SA	8,955	161,743
Covivio SA/France	8,711	448,418
Gecina SA	8,166	809,559
ICADE	5,097	113,286
Klepierre SA	32,622	934,117
Mercialys SA	14,636	185,452
Unibail-Rodamco-Westfield, New	16,331	1,221,252
		4,031,644
Germany — 5.6%
Aroundtown SA(b)	107,025	228,325
Deutsche EuroShop AG(a)	2,852	74,683
Deutsche Wohnen SE	7,718	153,278
Grand City Properties SA(b)	15,577	183,622
Hamborner REIT AG	11,215	78,902
LEG Immobilien SE	11,708	1,021,306
TAG Immobilien AG(b)	23,983	361,321
Vonovia SE	110,018	3,373,174
		5,474,611
Guernsey — 0.0%
Regional REIT Ltd.(c)	21,859	36,953

Hong Kong — 6.3%
Champion REIT	294,000	59,727
Fortune REIT	230,000	110,123
Hongkong Land Holdings Ltd.	173,700	560,983
Hysan Development Co. Ltd.	95,000	130,102
Link REIT	403,240	1,701,278
New World Development Co. Ltd.	223,333	208,201
Prosperity REIT	192,000	32,697
Sino Land Co. Ltd.	554,800	573,862
Sun Hung Kai Properties Ltd.	224,500	1,943,838
Sunlight REIT	154,000	33,476
Swire Properties Ltd.	167,400	264,380
Wharf Real Estate Investment Co. Ltd.	244,900	602,067
		6,220,734
Ireland — 0.1%
Irish Residential Properties REIT PLC	69,890	69,587

Israel — 0.8%
Amot Investments Ltd.	34,768	140,922
Azrieli Group Ltd.	5,781	354,823
Melisron Ltd.	3,965	277,929
		773,674
Italy — 0.0%
Immobiliare Grande Distribuzione SIIQ SpA(a)(b)	9,588	20,977

Japan — 25.8%
Activia Properties Inc.	107	253,128
Advance Logistics Investment Corp.	105	83,564
Advance Residence Investment Corp.	210	440,574
Aeon Mall Co. Ltd.	14,600	200,169
AEON REIT Investment Corp.	279	241,089

Schedule of Investments (unaudited) (continued)	iShares® International Developed Real Estate ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Comforia Residential REIT Inc.	108	$224,054
CRE Logistics REIT Inc.	95	91,584
Daiwa House REIT Investment Corp.	351	564,870
Daiwa Office Investment Corp.	84	164,553
Daiwa Securities Living Investments Corp.	309	210,187
Frontier Real Estate Investment Corp.	81	234,812
Fukuoka REIT Corp.	116	121,444
Global One Real Estate Investment Corp.	164	110,831
GLP J-REIT	730	639,541
Hankyu Hanshin REIT Inc.	106	94,144
Health Care & Medical Investment Corp.	55	45,654
Heiwa Real Estate Co. Ltd.	5,000	143,717
Heiwa Real Estate REIT Inc.	159	139,255
Hoshino Resorts REIT Inc.	39	134,921
Hulic Co. Ltd.	65,500	639,352
Hulic REIT Inc.	201	191,322
Ichigo Office REIT Investment Corp.	183	102,192
Industrial & Infrastructure Fund Investment Corp.	366	302,048
Invincible Investment Corp.	1,207	546,710
Japan Excellent Inc.	194	154,324
Japan Hotel REIT Investment Corp.	729	372,388
Japan Logistics Fund Inc.	141	241,221
Japan Metropolitan Fund Invest	1,072	669,355
Japan Prime Realty Investment Corp.	145	315,483
Japan Real Estate Investment Corp.	210	728,386
KDX Realty Investment Corp.	632	651,576
LaSalle Logiport REIT	293	289,083
Mirai Corp.	295	87,961
Mitsubishi Estate Co. Ltd.	170,200	2,900,876
Mitsubishi Estate Logistics REIT Investment Corp.	76	191,586
Mitsui Fudosan Co. Ltd.	423,400	4,386,365
Mitsui Fudosan Logistics Park Inc.	89	250,775
Mori Hills REIT Investment Corp.	250	214,851
Mori Trust REIT Inc.	399	185,428
Nippon Accommodations Fund Inc.	73	312,366
Nippon Building Fund Inc.	241	930,079
Nippon Prologis REIT Inc.	388	641,053
Nippon REIT Investment Corp.	69	151,635
Nomura Real Estate Holdings Inc.	17,000	475,230
Nomura Real Estate Master Fund Inc.	709	695,564
NTT UD REIT Investment Corp.	225	174,301
One REIT Inc.	38	65,568
Orix JREIT Inc.	414	431,020
Samty Residential Investment Corp.	70	47,808
Sankei Real Estate Inc.	77	43,561
Sekisui House REIT Inc.	656	346,640
SOSiLA Logistics REIT Inc.	113	87,416
Star Asia Investment Corp.	351	132,510
Starts Proceed Investment Corp.(a)	40	51,934
Sumitomo Realty & Development Co. Ltd.	62,400	2,062,490
Takara Leben Real Estate Investment Corp.	123	81,989
Tokyo Tatemono Co. Ltd.	30,900	539,038
Tokyu REIT Inc.	146	147,628
United Urban Investment Corp.	464	444,141
		25,421,344
Netherlands — 0.4%
Eurocommercial Properties NV	6,759	168,349
NSI NV	2,841	60,239
Vastned Retail NV	2,700	68,376
Wereldhave NV	7,000	105,000
		401,964
Security	Shares	Value

New Zealand — 0.7%
Argosy Property Ltd.	131,963	$82,857
Goodman Property Trust	164,376	202,016
Kiwi Property Group Ltd.(a)	249,582	134,042
Precinct Properties Group	209,180	150,766
Stride Property Group	87,908	66,968
Vital Healthcare Property Trust	78,062	88,369
		725,018
Norway — 0.1%
Entra ASA(b)(c)	11,210	126,011

Singapore — 8.2%
AIMS APAC REIT(a)	99,526	97,612
CapitaLand Ascendas REIT	563,490	1,150,398
CapitaLand Ascott Trust(a)	391,730	264,488
CapitaLand Integrated Commercial Trust	795,907	1,243,236
CapitaLand Investment Ltd./Singapore	397,300	805,539
CDL Hospitality Trusts(a)	138,121	99,933
City Developments Ltd.	72,000	287,039
Cromwell European Real Estate Investment Trust	50,700	76,818
Digital Core REIT Management Pte Ltd.	141,000	80,438
ESR-LOGOS REIT	982,120	202,052
Far East Hospitality Trust	162,200	75,880
Frasers Centrepoint Trust	173,449	287,357
Frasers Logistics & Commercial Trust	454,700	337,992
Keppel DC REIT	203,171	308,475
Keppel REIT	372,300	244,040
Lendlease Global Commercial REIT	272,647	121,676
Mapletree Industrial Trust	311,745	540,912
Mapletree Logistics Trust(a)	526,560	510,507
Mapletree Pan Asia Commercial Trust	363,217	349,342
OUE REIT	338,400	68,406
Paragon REIT	170,865	112,487
Parkway Life REIT	61,300	166,767
Starhill Global REIT	225,700	83,580
Suntec REIT(a)	336,800	298,039
UOL Group Ltd.(a)	77,400	312,720
		8,125,733
South Korea — 0.4%
ESR Kendall Square REIT Co. Ltd.	18,912	67,956
JR Global REIT	19,222	55,538
LOTTE REIT Co. Ltd.	19,130	52,897
Shinhan Alpha REIT Co. Ltd.	10,716	52,681
SK REITs Co. Ltd.	28,844	109,593
		338,665
Spain — 1.1%
Inmobiliaria Colonial SOCIMI SA	50,410	293,249
Lar Espana Real Estate SOCIMI SA	9,329	82,184
Merlin Properties SOCIMI SA	63,394	723,951
		1,099,384
Sweden — 5.4%
Atrium Ljungberg AB, Class B	6,992	149,555
Castellum AB(b)	67,683	847,845
Catena AB	5,788	294,657
Cibus Nordic Real Estate AB publ	8,836	138,014
Corem Property Group AB, Class B	80,849	72,199
Dios Fastigheter AB	13,916	111,699
Fabege AB	39,765	333,455
Fastighets AB Balder, Class B(b)	100,113	738,267
FastPartner AB	8,144	52,976
Hufvudstaden AB, Class A	16,809	203,719
NP3 Fastigheter AB	4,014	95,953

Schedule of Investments (unaudited) (continued)	iShares® International Developed Real Estate ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Nyfosa AB	28,834	$295,099
Pandox AB, Class B	14,033	260,330
Platzer Fastigheter Holding AB, Class B	8,484	77,605
Sagax AB, Class B	33,841	836,021
Samhallsbyggnadsbolaget i Norden AB	182,436	115,651
Wallenstam AB, Class B	52,279	263,705
Wihlborgs Fastigheter AB	41,955	424,964
		5,311,714
Switzerland — 3.1%
Allreal Holding AG, Registered	2,307	411,284
Intershop Holding AG	856	114,226
Mobimo Holding AG, Registered	1,129	338,144
Peach Property Group AG(b)	2,388	19,536
PSP Swiss Property AG, Registered	7,125	952,120
Swiss Prime Site AG, Registered	12,063	1,208,956
		3,044,266
United Kingdom — 11.9%
Abrdn European Logistics Income PLC(c)	60,492	48,059
Abrdn Property Income Trust Ltd.	59,965	41,859
AEW U.K. REIT PLC	26,828	32,291
Assura PLC	467,526	245,351
Balanced Commercial Property Trust Ltd.	85,007	94,637
Big Yellow Group PLC	29,610	460,477
British Land Co. PLC (The)	146,300	775,434
CLS Holdings PLC	23,746	27,985
Custodian Property Income REIT PLC	63,997	63,349
Derwent London PLC	17,695	522,745
Empiric Student Property PLC	91,930	113,914
Grainger PLC	116,999	363,409
Great Portland Estates PLC	55,418	250,068
Hammerson PLC	696,617	258,094
Helical PLC	18,717	53,898
Home REIT PLC(b)(d)	191,393	60,854
Impact Healthcare REIT PLC, Class B	52,515	59,074
Land Securities Group PLC	108,363	886,129
Life Science Reit PLC	52,857	22,899
LondonMetric Property PLC	311,861	806,309
NewRiver REIT PLC	48,061	51,214
Picton Property Income Ltd.	86,067	81,202
Primary Health Properties PLC	206,836	246,377
PRS REIT PLC (The)	81,110	85,502
Residential Secure Income PLC, NVS(c)	30,550	19,677
Safestore Holdings PLC	33,713	350,325
Security	Shares	Value

United Kingdom (continued)
Schroder REIT Ltd.	76,880	$47,420
Segro PLC	211,323	2,487,400
Shaftesbury Capital PLC	234,946	459,999
Sirius Real Estate Ltd.	210,745	256,919
Supermarket Income REIT PLC	198,870	191,540
Target Healthcare REIT PLC	97,525	102,242
Triple Point Social Housing REIT PLC(c)	55,175	42,274
Tritax Big Box REIT PLC	390,891	830,867
Tritax EuroBox PLC(c)	126,954	109,511
UNITE Group PLC (The)	63,973	784,132
Urban Logistics REIT PLC	72,474	115,854
Warehouse REIT PLC	61,527	67,872
Workspace Group PLC	21,808	171,929
		11,689,091
Total Long-Term Investments — 99.5%
(Cost: $136,515,149)		98,080,241

Short-Term Securities

Money Market Funds — 1.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(e)(f)(g)	1,426,798	1,427,368
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.29%(e)	50,000	50,000

Total Short-Term Securities — 1.5%
(Cost: $1,477,406)		1,477,368

Total Investments — 101.0%
(Cost: $137,992,555)		99,557,609

Liabilities in Excess of Other Assets — (1.0)%		(938,388)

Net Assets — 100.0%		$98,619,221

(a)	All or a portion of this security is on loan.

(b)	Non-income producing security.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® International Developed Real Estate ETF
July 31, 2024

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/24	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,068,726	$—		$(641,319	)(a)	$(395)	$356	$1,427,368	1,426,798	$7,414	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	50,000	0	(a)	—		—	—	50,000	50,000	2,320		—
						$(395)	$356	$1,477,368		$9,734		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Singapore Index	3	08/29/24	$71	$571
TOPIX Index	1	09/12/24	185	(753)
Dow Jones U.S. Real Estate Index	8	09/20/24	290	18,521
Euro STOXX 50 Index	1	09/20/24	53	648
				$18,987

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® International Developed Real Estate ETF
July 31, 2024

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$9,387,319	$88,632,068	$60,854	$98,080,241
Short-Term Securities
Money Market Funds	1,477,368	—	—	1,477,368
	$10,864,687	$88,632,068	$60,854	$99,557,609
Derivative Financial Instruments(a)
Assets
Equity Contracts	$18,521	$1,219	$—	$19,740
Liabilities
Equity Contracts	—	(753)	—	(753)
	$18,521	$466	$—	$18,987

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust